Income Taxes - Summary of Unused Non-capital Losses Expire (Parenthetical) (Details) - UNITED STATES $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses available to shelter income in future taxation	$ 114,107
Unused Tax Losses Not Available For Tax Loss Carryforwards	$ 111,286